Derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 07, 2020
Derivative financial instruments
Derivative, Gain on Derivative, Net	$ 5,023	$ 21,231
Interest rate swap
Derivative financial instruments
Derivative notional amount	495,000		$ 519,000
Fair value of derivative asset	28,283		$ 34,877
Derivative, Gain on Derivative, Net	5,000	21,200
Gain on derivative financial instrument	$ 11,700	$ 600
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instruments
Derivative, fixed interest rate				0.41%